Risk Report - Liquidity Risk Exposure - Global All Currency Stress Testing Results (Detail) - EUR (€) € in Billions	Dec. 31, 2018	Dec. 31, 2017
Funding Gap [Member]
Global All Currency Stress Testing Results [line items]
Combined	€ 231	€ 318
Gap Closure [Member]
Global All Currency Stress Testing Results [line items]
Combined	279	351
Net Liquidity Position [Member]
Global All Currency Stress Testing Results [line items]
Combined	€ 48	€ 33